Intangible Assets, Net (Details) - Schedule of amortization amount of intangible asset	Dec. 31, 2021 USD ($)
Schedule of amortization amount of intangible asset [Abstract]
2022	$ 1,480
2023	1,480
2024	1,480
2025	1,480
2026	1,480
Thereafter	1,233
Total	$ 8,633